3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Lease Liability (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tables/Schedules
Schedule of Lease Liability
Lease Liability
Current	$921,068
Non-current	3,279,270
Total lease liability as of December 31, 2025	$4,200,338

Lease Liability
Current	$58,979
Non-current	152,365
Total lease liability as of December 31, 2024	$211,344